Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Banks (38.3%)
	JPMorgan Chase & Co.	7,026,764	1,116,061
	Bank of America Corp.	17,810,821	792,047
	Wells Fargo & Co.	9,657,308	461,426
	Citigroup Inc.	4,767,180	303,669
	PNC Financial Services Group Inc.	999,905	196,981
	Truist Financial Corp.	3,138,486	186,144
	US Bancorp	3,313,981	183,396
*	SVB Financial Group	137,923	95,488
	First Republic Bank	415,653	87,146
	Fifth Third Bancorp	1,626,516	68,558
	Huntington Bancshares Inc.	3,468,760	51,476
	Regions Financial Corp.	2,249,545	51,177
	KeyCorp	2,253,214	50,562
	Citizens Financial Group Inc.	1,006,940	47,598
	M&T Bank Corp.	302,400	44,335
	Signature Bank	142,866	43,188
	Western Alliance Bancorp	244,607	26,853
	Comerica Inc.	314,360	25,944
	East West Bancorp Inc.	333,704	25,695
	Zions Bancorp NA	380,348	23,992
	First Horizon Corp.	1,290,045	20,808
	Cullen/Frost Bankers Inc.	142,002	17,877
	Commerce Bancshares Inc.	248,063	17,315
	People's United Financial Inc.	1,006,932	17,158
	Pinnacle Financial Partners Inc.	179,138	17,092
	First Financial Bankshares Inc.	318,616	15,905
	Prosperity Bancshares Inc.	219,295	15,631
	Synovus Financial Corp.	343,650	15,564
	Popular Inc.	189,582	14,753
	Glacier Bancorp Inc.	247,662	13,448
	Cadence Bank	450,696	13,169
	Valley National Bancorp	954,879	12,834
	SouthState Corp.	164,180	12,829
	Bank OZK	286,635	12,815
	PacWest Bancorp	274,528	12,282
*	Silvergate Capital Corp. Class A	59,129	12,091
	Wintrust Financial Corp.	134,432	11,767
	CIT Group Inc.	233,430	11,452
	Webster Financial Corp.	212,485	11,451
	Sterling Bancorp	452,152	11,218
	United Bankshares Inc.	306,448	10,949
	UMB Financial Corp.	107,655	10,828

		Shares	Market Value ($000)
	First Citizens BancShares Inc. Class A	13,399	10,773
	Umpqua Holdings Corp.	517,309	9,860
	Hancock Whitney Corp.	204,886	9,789
	ServisFirst Bancshares Inc.	115,444	9,281
	Community Bank System Inc.	126,716	8,954
	Independent Bank Corp. (XNGS)	111,266	8,797
	Home BancShares Inc.	366,285	8,765
	FNB Corp.	747,352	8,714
	BankUnited Inc.	217,148	8,608
	Investors Bancorp Inc.	551,926	8,218
	First Hawaiian Inc.	303,835	7,976
	Ameris Bancorp	163,638	7,964
	Eastern Bankshares Inc.	394,397	7,939
	Associated Banc-Corp.	359,682	7,877
	Pacific Premier Bancorp Inc.	201,014	7,789
	Bank of Hawaii Corp.	95,832	7,645
	BOK Financial Corp.	73,035	7,538
	Simmons First National Corp. Class A	254,328	7,403
	Cathay General Bancorp	173,547	7,273
*	Triumph Bancorp Inc.	55,946	7,125
	United Community Banks Inc.	204,351	7,003
	Old National Bancorp	388,865	6,867
	Live Oak Bancshares Inc.	75,912	6,764
*	Texas Capital Bancshares Inc.	119,075	6,706
	First BanCorp. (XNYS)	489,538	6,506
	Fulton Financial Corp.	382,023	6,032
	Columbia Banking System Inc.	183,027	6,014
	Independent Bank Group Inc.	85,945	5,967
	Atlantic Union Bankshares Corp.	180,695	5,874
	CVB Financial Corp.	301,667	5,765
	International Bancshares Corp.	128,062	5,380
	First Midwest Bancorp Inc.	270,150	5,330
	Towne Bank	172,087	5,264
	Sandy Spring Bancorp Inc.	111,341	5,225
	First Financial Bancorp	227,121	5,224
	Hilltop Holdings Inc.	152,955	5,205
	First Merchants Corp.	127,538	5,088
	WesBanco Inc.	153,754	5,005
	Renasant Corp.	133,829	4,875
	Park National Corp.	36,840	4,793
	Banner Corp.	81,521	4,670
	Veritex Holdings Inc.	116,159	4,603
	Heartland Financial USA Inc.	94,799	4,503
	Trustmark Corp.	146,211	4,476
	Seacoast Banking Corp. of Florida	130,922	4,421
	Great Western Bancorp Inc.	131,115	4,399
	Eagle Bancorp Inc.	75,516	4,255
	Meta Financial Group Inc.	70,719	4,227
	Lakeland Financial Corp.	59,828	4,225
*	Customers Bancorp Inc.	72,364	4,171
	Hope Bancorp Inc.	285,346	4,095
	First Interstate BancSystem Inc. Class A	98,065	4,001
	Enterprise Financial Services Corp.	85,434	3,962
	First Bancorp (XNGS)	83,002	3,689
	NBT Bancorp Inc.	101,102	3,651
	Stock Yards Bancorp Inc.	60,315	3,609
	Westamerica BanCorp.	63,367	3,408
	FB Financial Corp.	79,330	3,403

		Shares	Market Value ($000)
*	Bancorp Inc.	120,304	3,401
	First Commonwealth Financial Corp.	222,697	3,347
	First Busey Corp.	126,045	3,239
	National Bank Holdings Corp. Class A	73,781	3,145
	Berkshire Hills Bancorp Inc.	115,009	3,072
	OFG Bancorp	123,848	2,985
	Southside Bancshares Inc.	72,632	2,960
	TriCo Bancshares	68,734	2,898
	OceanFirst Financial Corp.	139,260	2,870
	City Holding Co.	36,469	2,861
	Brookline Bancorp Inc.	183,168	2,826
	S&T Bancorp Inc.	90,701	2,713
	Tompkins Financial Corp.	34,468	2,694
	ConnectOne Bancorp Inc.	82,639	2,686
	BancFirst Corp.	41,546	2,644
	Dime Community Bancshares Inc.	76,069	2,609
	Banc of California Inc.	129,013	2,527
	HomeStreet Inc.	48,178	2,379
	Preferred Bank	34,650	2,361
	First Foundation Inc.	92,275	2,346
	German American Bancorp Inc.	58,488	2,289
	Origin Bancorp Inc.	51,842	2,187
	Washington Trust Bancorp Inc.	39,864	2,145
*	Metropolitan Bank Holding Corp.	22,374	2,124
	Lakeland Bancorp Inc.	116,721	2,088
	Bryn Mawr Bank Corp.	46,093	2,056
	QCR Holdings Inc.	37,255	2,010
	First Bancorp Inc. (XNMS)	50,002	1,943
	Heritage Financial Corp.	82,827	1,941
*	TriState Capital Holdings Inc.	64,756	1,937
	Peoples Bancorp Inc.	62,376	1,924
	1st Source Corp.	40,884	1,891
	Univest Financial Corp.	67,482	1,860
	Allegiance Bancshares Inc.	45,008	1,820
*	Nicolet Bankshares Inc.	25,166	1,795
	Horizon Bancorp Inc.	91,432	1,774
	Central Pacific Financial Corp.	65,256	1,747
	HarborOne Bancorp Inc.	121,435	1,687
	Hanmi Financial Corp.	71,105	1,598
	Camden National Corp.	34,853	1,597
	Community Trust Bancorp Inc.	36,889	1,549
	Flushing Financial Corp.	64,500	1,524
*	CrossFirst Bankshares Inc.	108,827	1,522
	Heritage Commerce Corp.	138,346	1,516
	Byline Bancorp Inc.	57,765	1,500
	Peapack-Gladstone Financial Corp.	45,145	1,493
	First Mid Bancshares Inc.	34,464	1,449
*	Amerant Bancorp Inc.	51,132	1,439
	Great Southern Bancorp Inc.	25,720	1,431
	Cambridge Bancorp	16,009	1,421
*	Atlantic Capital Bancshares Inc.	49,969	1,396
	Arrow Financial Corp.	36,852	1,271
	Bank of Marin Bancorp	36,267	1,256
	Midland States Bancorp Inc.	51,029	1,215
	Republic Bancorp Inc. Class A	23,690	1,214
	Mercantile Bank Corp.	36,028	1,210
	First Community Bankshares Inc.	36,720	1,201
	First Financial Corp.	26,787	1,164

		Shares	Market Value ($000)
	CBTX Inc.	38,838	1,080
	Amalgamated Financial Corp.	32,524	550
	Bank First Corp.	3	—
	Farmers National Banc Corp.	13	—
	Financial Institutions Inc.	7	—
	First of Long Island Corp.	11	—
	Independent Bank Corp.	9	—
	MidWestOne Financial Group Inc.	7	—
			4,669,292
Capital Markets (28.5%)
	BlackRock Inc.	357,974	323,827
	Morgan Stanley	3,218,718	305,199
	Goldman Sachs Group Inc.	792,863	302,073
	Charles Schwab Corp.	3,403,322	263,383
	S&P Global Inc.	566,707	258,265
	Blackstone Inc.	1,613,308	228,202
	CME Group Inc.	844,552	186,241
	Intercontinental Exchange Inc.	1,324,372	173,122
	Moody's Corp.	394,193	153,988
	MSCI Inc. Class A	193,806	121,991
	Bank of New York Mellon Corp.	1,927,711	105,619
	KKR & Co. Inc.	1,233,656	91,846
	T Rowe Price Group Inc.	433,601	86,698
	Ameriprise Financial Inc.	267,694	77,524
	State Street Corp.	860,076	76,521
	Nasdaq Inc.	274,905	55,869
	Northern Trust Corp.	466,725	54,000
	Raymond James Financial Inc.	435,957	42,850
	FactSet Research Systems Inc.	88,725	41,574
	Cboe Global Markets Inc.	250,849	32,344
	MarketAxess Holdings Inc.	89,430	31,541
	LPL Financial Holdings Inc.	188,375	29,690
	Apollo Global Management Inc. Class A	414,651	29,349
*	Coinbase Global Inc. Class A	88,184	27,778
	Tradeweb Markets Inc. Class A	247,382	23,749
	Ares Management Corp. Class A	287,822	23,360
	Franklin Resources Inc.	709,948	23,002
	Carlyle Group Inc.	374,710	20,493
	Jefferies Financial Group Inc.	492,776	18,519
	Invesco Ltd.	815,003	18,199
	Stifel Financial Corp.	245,582	17,439
	Morningstar Inc.	55,679	17,279
	SEI Investments Co.	281,880	16,808
	Affiliated Managers Group Inc.	96,754	16,461
	Janus Henderson Group plc	365,349	15,611
	Interactive Brokers Group Inc. Class A	207,344	15,306
	Evercore Inc. Class A	93,122	12,916
	Houlihan Lokey Inc. Class A	118,985	12,915
*	Robinhood Markets Inc. Class A	423,628	10,989
	Moelis & Co. Class A	143,094	8,773
	Hamilton Lane Inc. Class A	81,574	8,628
*	Focus Financial Partners Inc. Class A	126,580	7,790
	Federated Hermes Inc.	219,308	7,393
	Piper Sandler Cos.	42,347	7,019
	Artisan Partners Asset Management Inc. Class A	152,096	6,803
	Virtu Financial Inc. Class A	206,621	5,823
	Blue Owl Capital Inc.	375,378	5,683
	Virtus Investment Partners Inc.	17,855	5,310

		Shares	Market Value ($000)
	Cohen & Steers Inc.	56,745	5,094
*	Open Lending Corp. Class A	207,269	4,817
	StepStone Group Inc. Class A	112,333	4,647
	Brightsphere Investment Group Inc.	138,454	4,158
	PJT Partners Inc. Class A	54,522	4,148
*	Donnelley Financial Solutions Inc.	72,362	3,381
	BGC Partners Inc. Class A	710,380	3,175
*,1	Freedom Holding Corp.	42,388	2,837
	B Riley Financial Inc.	35,726	2,766
*	StoneX Group Inc.	40,002	2,247
	Cowen Inc. Class A	61,247	2,167
*	Blucora Inc.	111,407	1,804
	Victory Capital Holdings Inc. Class A	48,045	1,684
	WisdomTree Investments Inc.	258,287	1,586
	Diamond Hill Investment Group Inc.	7,510	1,443
	Oppenheimer Holdings Inc. Class A	21,606	1,060
	Perella Weinberg Partners	83,284	993
	Sculptor Capital Management Inc. Class A	43,807	794
	GAMCO Investors Inc. Class A	12,629	309
	Associated Capital Group Inc. Class A	7,398	292
*	Assetmark Financial Holdings Inc.	8	—
			3,475,164
Consumer Finance (5.6%)
	American Express Co.	1,587,856	241,831
	Capital One Financial Corp.	1,050,368	147,608
	Discover Financial Services	705,988	76,141
	Synchrony Financial	1,338,159	59,936
	Ally Financial Inc.	847,136	38,824
*	SoFi Technologies Inc.	1,207,206	20,764
*	Credit Acceptance Corp.	20,244	12,651
	SLM Corp.	646,779	11,500
*	Upstart Holdings Inc.	45,860	9,396
	OneMain Holdings Inc.	185,981	9,260
	Navient Corp.	395,203	7,797
*	LendingClub Corp.	219,928	7,196
*,1	PROG Holdings Inc.	155,089	6,998
	Santander Consumer USA Holdings Inc.	145,284	6,066
	FirstCash Inc.	94,318	6,021
*	PRA Group Inc.	108,654	4,613
*	Green Dot Corp. Class A	114,660	4,116
*,1	Encore Capital Group Inc.	70,200	4,095
	Nelnet Inc. Class A	39,055	3,367
*	Enova International Inc.	86,232	3,287
*	LendingTree Inc.	27,855	3,158
*	World Acceptance Corp.	9,437	1,939
*	Oportun Financial Corp.	38,560	828
	Curo Group Holdings Corp.	42,500	705
			688,097
Diversified Financial Services (7.5%)
*	Berkshire Hathaway Inc. Class B	3,116,190	862,219
	Equitable Holdings Inc.	870,908	27,399
	Voya Financial Inc.	266,355	16,551
*	Cannae Holdings Inc.	188,008	5,559
	A-Mark Precious Metals Inc.	15,768	1,092
	Alerus Financial Corp.	7	—
			912,820

		Shares	Market Value ($000)
Insurance (17.5%)
	Marsh & McLennan Cos. Inc.	1,191,718	195,466
	Chubb Ltd.	1,031,433	185,111
	Aon plc Class A (XNYS)	530,728	156,973
	Progressive Corp.	1,375,847	127,871
	American International Group Inc.	2,011,568	105,808
	MetLife Inc.	1,713,969	100,541
	Prudential Financial Inc.	907,848	92,837
	Travelers Cos. Inc.	586,865	86,240
	Aflac Inc.	1,498,794	81,145
	Arthur J Gallagher & Co.	486,353	79,227
	Allstate Corp.	695,388	75,603
	Willis Towers Watson plc	303,820	68,615
	Hartford Financial Services Group Inc.	817,637	54,046
	Principal Financial Group Inc.	630,279	43,225
	Cincinnati Financial Corp.	359,911	40,994
*	Markel Corp.	32,311	38,606
*	Arch Capital Group Ltd.	929,927	37,550
	Brown & Brown Inc.	562,503	36,231
	Fidelity National Financial Inc.	636,912	31,151
	Lincoln National Corp.	418,993	27,792
	Loews Corp.	514,420	27,501
*	Athene Holding Ltd. Class A	316,540	25,931
	W R Berkley Corp.	333,597	25,567
	Everest Re Group Ltd.	93,811	24,051
	American Financial Group Inc.	169,011	22,582
*	Alleghany Corp.	32,520	21,037
	Assurant Inc.	138,215	21,022
	Globe Life Inc.	226,994	19,644
	First American Financial Corp.	259,068	19,218
	RenaissanceRe Holdings Ltd.	110,572	17,040
	Old Republic International Corp.	682,034	16,342
	Reinsurance Group of America Inc.	160,589	15,241
	Primerica Inc.	92,544	13,618
	Unum Group	487,475	11,261
	Erie Indemnity Co. Class A	60,064	11,160
	Selective Insurance Group Inc.	141,000	10,651
	Kinsale Capital Group Inc.	50,806	10,568
	Hanover Insurance Group Inc.	84,201	10,251
	RLI Corp.	97,115	9,981
*	Trupanion Inc.	80,284	9,901
*	Brighthouse Financial Inc.	195,102	9,484
	Axis Capital Holdings Ltd.	180,364	8,960
	Assured Guaranty Ltd.	171,661	8,406
	Kemper Corp.	149,066	8,246
	White Mountains Insurance Group Ltd.	7,333	7,354
	CNO Financial Group Inc.	300,615	6,812
	American Equity Investment Life Holding Co.	195,673	6,580
	Goosehead Insurance Inc. Class A	45,465	5,970
*	Enstar Group Ltd.	25,659	5,725
*	BRP Group Inc. Class A	128,521	4,760
*	Genworth Financial Inc. Class A	1,199,648	4,583
	Argo Group International Holdings Ltd.	82,893	4,499
	Stewart Information Services Corp.	62,525	4,453
*,1	Lemonade Inc.	86,466	4,276
*	Palomar Holdings Inc.	57,294	4,187
	Horace Mann Educators Corp.	98,107	3,637
	American National Group Inc.	18,854	3,568

		Shares	Market Value ($000)
	Mercury General Corp.	64,297	3,280
	ProAssurance Corp.	125,051	2,876
	Safety Insurance Group Inc.	35,353	2,732
	Employers Holdings Inc.	65,544	2,531
	AMERISAFE Inc.	44,832	2,380
	James River Group Holdings Ltd.	87,765	2,321
	State Auto Financial Corp.	40,536	2,086
	HCI Group Inc.	15,949	1,761
*	SiriusPoint Ltd.	210,760	1,623
*	Ambac Financial Group Inc.	106,216	1,587
*	MBIA Inc.	117,503	1,382
*	eHealth Inc.	56,907	1,256
*	Selectquote Inc.	131,859	1,187
	National Western Life Group Inc. Class A	5,509	1,122
	United Fire Group Inc.	49,688	1,039
*	Oscar Health Inc. Class A	75,228	677
*	GoHealth Inc. Class A	148,495	526
*	Root Inc. Class A	131,934	525
*	Trean Insurance Group Inc.	29,469	248
	Crawford & Co. Class A	27,139	198
			2,140,436
Mortgage Real Estate Investment Trusts (REITs) (1.3%)
	Annaly Capital Management Inc.	3,395,088	27,500
	AGNC Investment Corp.	1,242,344	18,995
	Starwood Property Trust Inc.	677,027	16,899
	New Residential Investment Corp.	1,099,104	11,684
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	187,676	10,675
	Blackstone Mortgage Trust Inc. Class A	326,408	9,792
	Chimera Investment Corp.	555,497	8,832
	Arbor Realty Trust Inc.	316,965	5,563
	Apollo Commercial Real Estate Finance Inc.	329,265	4,455
	Two Harbors Investment Corp.	746,961	4,392
	MFA Financial Inc.	939,651	4,031
	PennyMac Mortgage Investment Trust	228,228	3,964
	Redwood Trust Inc.	263,300	3,376
	New York Mortgage Trust Inc.	892,196	3,328
	Ladder Capital Corp. Class A	266,235	3,032
	Broadmark Realty Capital Inc.	290,932	2,618
	Invesco Mortgage Capital Inc.	697,172	2,092
	Ellington Financial Inc.	125,812	2,085
	Ready Capital Corp.	132,790	2,040
	ARMOUR Residential REIT Inc.	195,926	1,918
	Brightspire Capital Inc. Class A	193,262	1,807
	Granite Point Mortgage Trust Inc.	127,573	1,573
	Ares Commercial Real Estate Corp.	103,156	1,518
	KKR Real Estate Finance Trust Inc.	70,800	1,461
	TPG RE Finance Trust Inc.	115,727	1,412
	Dynex Capital Inc.	83,340	1,393
	Orchid Island Capital Inc.	289,789	1,310
*	Franklin BSP Realty Trust Inc. REIT	73,580	1,129
			158,874
Other (0.0%)[2]
*,3	NewStar Financial Inc. CVR	42,593	4
Thrifts & Mortgage Finance (1.1%)
	New York Community Bancorp Inc.	1,088,957	13,046
	MGIC Investment Corp.	793,957	11,195
	Essent Group Ltd.	263,379	10,951

		Shares	Market Value ($000)
	Walker & Dunlop Inc.	71,365	10,040
	Radian Group Inc.	435,652	8,874
	PennyMac Financial Services Inc.	116,551	7,381
*	Axos Financial Inc.	125,656	7,113
*	Mr Cooper Group Inc.	160,399	6,299
	Flagstar Bancorp Inc.	124,201	5,780
	WSFS Financial Corp.	112,749	5,606
	Washington Federal Inc.	159,589	5,185
	Rocket Cos. Inc. Class A	327,656	5,079
	Provident Financial Services Inc.	184,537	4,344
*	NMI Holdings Inc. Class A	192,183	3,767
	Northwest Bancshares Inc.	280,942	3,731
	Capitol Federal Financial Inc.	307,885	3,498
	Federal Agricultural Mortgage Corp. Class C	22,228	2,706
	Premier Financial Corp.	86,427	2,541
	Kearny Financial Corp.	163,074	2,073
*	Columbia Financial Inc.	111,930	2,042
	Northfield Bancorp Inc.	110,734	1,866
	UWM Holdings Corp.	223,233	1,538
	TrustCo Bank Corp. NY	44,619	1,457
	Hingham Institution for Savings	3,524	1,376
	Merchants Bancorp	23,203	1,058
	Luther Burbank Corp.	8,828	122
*	Bridgewater Bancshares Inc.	10	—
	TFS Financial Corp.	26	—
	Waterstone Financial Inc.	10	—
			128,668
Total Common Stocks (Cost $9,692,188)			12,173,355
		Face Amount ($000)
Corporate Bonds (0.0%)
Financials (0.0%)
[4]	GAMCO Investors Inc., 5.000% coupon rate effective 6/15/22 4.000%, 6/15/2023 (Cost $25)	25	25
		Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5,6]	Vanguard Market Liquidity Fund, 0.077% (Cost $36,705)	367,080	36,708
Total Investments (100.1%) (Cost $9,728,918)			12,210,088
Other Assets and Liabilities—Net (-0.1%)			(12,997)
Net Assets (100.0%)			12,197,091
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,736,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Step bond.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $11,376,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
T Rowe Price Group Inc.	8/31/22	BANA	19,995	0.040	1	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,173,351	—	4	12,173,355
Corporate Bonds	—	25	—	25
Temporary Cash Investments	36,708	—	—	36,708
Total	12,210,059	25	4	12,210,088
Derivative Financial Instruments
Assets
Swap Contracts	—	1	—	1